Notes Payable (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of Aggregate Carrying Amounts of Term and Initial Loans

The aggregate carrying amounts of the Term Loans and Initial Loans are comprised of the following, as applicable (in thousands):

	December 31,
	2019	2018
Principal	$5,000	$26,450
Add: accreted liability for final payment fee	138	276
Less: unamortized discount	(394)	(525)
	$4,744	$26,201

Schedule of Future Maturities of Term Loans Including Final Payment Fee

Future maturities of the Term Loans, including the final payment fee, as of December 31, 2019 are as follows (in thousands):

December 31, 2019
Year ending December 31, 2020	1,667
Year ending December 31, 2021	1,667
Year ending December 31, 2022	2,064
Notes payable, current portion	5,398
Unaccreted balance for final payment fee on Loans	(260)
Unamortized discounts	(394)
4,744